Average Annual Total Returns - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - Select Consumer Staples Portfolio	Apr. 29, 2023
Select Consumer Staples Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(0.44%)
Past 5 years	7.12%
Past 10 years	8.78%
Select Consumer Staples Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.23%)
Past 5 years	5.45%
Past 10 years	7.04%
Select Consumer Staples Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.28%
Past 5 years	5.29%
Past 10 years	6.75%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1506
Average Annual Return:
Past 1 year	(1.68%)
Past 5 years	8.40%
Past 10 years	10.88%